Leases - Maturities of lease liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Operating leases
2022	¥ 473,477
2023	372,077
2024	242,358
2025	178,605
2026	155,296
Thereafter	953,835
Total undiscounted lease payments	2,375,648
Less: imputed interest	(532,578)
Total lease liabilities	¥ 1,843,070	¥ 1,235,784
Finance leases
Total lease liabilities		¥ 366,883